RISK MANAGEMENT (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit Risk Exposure Gross Value [Member]
Financial assets
Cash and balances with banks (Note 5)	R$ 151,053,972	R$ 122,521,755
Financial assets at fair value through profit or loss (Note 6)	387,598,377	301,899,028
Debt instruments at fair value through other comprehensive income (Note 8) (1)	212,849,606	215,588,278
Loans and advances to financial institutions (Note 10)	205,103,649	122,516,581
Loans and advances to customers (Note 11)	629,686,699	656,866,564
Securities at amortized cost (Note 9)	180,352,343	214,651,905
Other assets (Note 16)	56,958,860	65,705,559
Other financial instruments with credit risk exposure
Loan Commitments (Note 11 and 24)	299,728,458	319,075,802
Financial guarantees (Note 11 and 24)	105,816,558	97,960,932
Total risk exposure	2,229,148,522	2,116,786,404
Credit Risk Exposure Expected Credit Loss [Member]
Financial assets
Cash and balances with banks (Note 5)
Financial assets at fair value through profit or loss (Note 6)
Debt instruments at fair value through other comprehensive income (Note 8) (1)	(136,884)	(301,284)
Loans and advances to financial institutions (Note 10)	(990)	(28,252)
Loans and advances to customers (Note 11)	(50,184,880)	(54,447,957)
Securities at amortized cost (Note 9)	(5,145,266)	(3,040,831)
Other assets (Note 16)
Other financial instruments with credit risk exposure
Loan Commitments (Note 11 and 24)	(2,274,316)	(2,997,091)
Financial guarantees (Note 11 and 24)	(1,202,614)	(1,768,949)
Total risk exposure	R$ (58,944,950)	R$ (62,584,364)